Provisions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Damages claims	$ 25,000
Contracts provision	13,000
Legal provision	$ 7,000	$ 7,000
Long-term risk-free discount rate	4.50%
Change in estimate, post-acquisition	$ 8,360	$ 0